Income and mining taxes (Schedule of temporary differences - deferred mining tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (255,206)	$ (125,656)	$ (128,180)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(35,012)	(4,996)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(52,633)	(4,996)
Mining tax effect of temporary differences recognized [Member] | Canada [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	17,621	0
Mining tax effect of temporary differences recognized [Member] | Peru [Member] | Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (9,373)	$ (12,568)